Earnings/Loss per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$ 199	$ (1,525)	$ 14,766	$ (505)
Preferred share dividends Series B	(1,000)	(567)	(2,000)	(567)
Preferred share dividends Series C	(1,109)	0	(2,219)	0
Net income/(loss) attributable to common stockholders	$ (1,910)	$ (2,092)	$ 10,547	$ (1,072)
Denominator
Weighted average common shares outstanding	80,135,152	56,443,237	73,427,149	56,443,237
Basic and diluted income/(loss) per common share	$ (0.02)	$ (0.04)	$ 0.14	$ (0.02)